Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
From time to time, we have transactions with other companies in which we hold an interest all of which are individually and in the aggregate immaterial, as summarized in the table below.

	As of December 31,		For the years ended December 31,
(in thousands)	2015	2014	2015	2014	2013
Net sales	—	—	$418	$1,567	$6,193
Reimbursements against research and development costs	—	—	$2,032	—	—
Accounts receivable	$1,209	$1,797	—	—	—
Accounts payable	$471	$1,397	—	—	—
Loans receivable, including interest	$7,472	—	—	—	—
During 2015, we entered into two loan agreements with companies in which we also hold an interest for $5.0 million and €2.0 million ($2.4 million), bearing interest at 6% and 7% and are due in January 2020 and June 2019, respectively. The loans were made for general business purposes and no amounts were repaid in 2015. In the first quarter of 2016 we entered into a short-term $0.6 million loan arrangement with another cost-method investee.